Interests in entities - Text Details (Detail) € in Millions		12 Months Ended
		Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Interests in entities [Line Items]
Number of consolidated subsidiaries not wholly owned		4				6
Revenue		€ 17,156		€ 17,313		€ 17,147
Profit (loss)	[1]	3,323	[2],[3]	1,195	[3],[4]	1,173	[4]
Gain (loss) recognized as a result of remeasuring to fair value equity interest in associate upon loss of significant influence		33
Philips Medical Capital LLC [Member]
Interests in entities [Line Items]
Stake in unconsolidated structured entity		27				€ 26
Associates [member]
Interests in entities [Line Items]
Net cash outflow for acquisitions		232
Associate [Member]
Interests in entities [Line Items]
Net cash outflow for acquisitions		125
Subsidiaries with material non-controlling interests [member]
Interests in entities [Line Items]
Revenue		522		468
Profit (loss)		€ 39		€ 6
Consolidated structured entities [member]
Interests in entities [Line Items]
Materiality threshold on group sales, income from operations or net income				5.00%

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.